Finance expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of finance expense
	Unaudited
	For the Periods Ended June 30
	2024	2023
	US$	US$
Interest expenses:
- Lease liabilities	26,129	28,492
- Borrowings	120,999	130,420
	147,128	158,912

	2023	2022
	US$	US$
Interest expenses:
- Lease liabilities	55,934	28,559
- Borrowings	284,112	217,800
- Loans from Directors	48,671	-
	388,717	246,359